Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information Tables [Abstract]
Supplemental cash flow information [Table Text Block]
Year Ended December 31,	2013	2012	2011
Cash paid for interest, net of amounts capitalized	$360	$440	$418

Cash paid for income taxes:
Continuing operations	$294	$331	$217
Discontinued operations	92	75	18
Total	$386	$406	$235

Year Ended December 31,	2013	2012	2011
Non-cash investing and financing activities:
Equipment acquired under capitalized leases	$58	$13	$7
Contingent consideration associated with acquisitions	$—	$4	$56